Investment in associate (Tables)	12 Months Ended
Sep. 30, 2022
Disclosure of associates [abstract]
Summary of Changes to Investment in Associates

The following table summarizes the changes to investment in associates for the period from November 5, 2021 to September 30, 2022:

($)
Balance at September 30, 2021	—
Acquisition of Golden Valley	1,360
Addition	409
Share of loss in associate	(296)
Dilution gain	100
Translation gain	(144)
Balance at September 30, 2022	1,429